Original Issue Discount Senior Secured Convertible Promissory Note (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2009 USD ($) Unit $ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2012 $ / shares	Dec. 31, 2011 $ / shares	Dec. 31, 2010 $ / shares	Dec. 31, 2008 $ / shares
Class of Warrant or Right [Line Items]
Exercise price of warrants		$ 1.05
Proceeds from issuance of private placement | $	$ 9,555,000
Warrant
Class of Warrant or Right [Line Items]
Number of units issued in connection with warrants issue | Unit		26.6
Number of common stock called by warrants | shares		10,640
Exercise price of warrants		$ 25.00	$ 35.00	$ 35.00	$ 35.00	$ 35.00	$ 35.00	$ 25.00	$ 25.00
Proceeds from issuance of private placement | $		$ 990,000
Value of warrants | $		$ 50,000
Warrant | Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of common stock called by warrants | shares		10,640
Exercise price of warrants		$ 312.50
Original Issue Discount Senior Secured Convertible Promissory Notes
Class of Warrant or Right [Line Items]
Aggregate principal amount of 2009 notes | $		$ 2,660,000
Aggregate principal amount of shares | shares		2,660,000
Debt instrument convertible conversion price		$ 1.25
Initial conversion price		$ 250.00
Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Number of common stock called by warrants | shares		2,901
Exercise price of warrants		$ 262.50
Original Issue Discount Senior Secured Convertible Promissory Notes Tranche 3
Class of Warrant or Right [Line Items]
Initial conversion price		$ 250.00